INVESTMENTS	12 Months Ended
Dec. 31, 2011
INVESTMENTS

2. INVESTMENTS

The following tables present the composition of our investment portfolio by major security type, consistent with our internal classification of how we manage, monitor, and measure the portfolio:

($ in millions)	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Net Realized Gains (Losses)[1]	Fair Value	% of Total Fair Value
December 31, 2011
Fixed maturities:
U.S. government obligations	$2,842.7	$120.3	$0	$0	$2,963.0	18.6%
State and local government obligations	1,938.6	64.1	(.6)	0	2,002.1	12.5
Corporate debt securities	2,801.5	94.3	(6.5)	6.9	2,896.2	18.1
Residential mortgage-backed securities	452.9	9.3	(35.3)	0	426.9	2.7
Commercial mortgage-backed securities	1,829.8	52.3	(5.5)	0	1,876.6	11.8
Other asset-backed securities	1,210.9	11.3	(1.3)	(.3)	1,220.6	7.6
Redeemable preferred stocks	379.3	18.6	(24.0)	0	373.9	2.3

Total fixed maturities	11,455.7	370.2	(73.2)	6.6	11,759.3	73.6
Equity securities:
Nonredeemable preferred stocks	473.7	342.6	(3.7)	(6.3)	806.3	5.1
Common equities	1,431.0	440.0	(25.4)	0	1,845.6	11.6
Short-term investments:
Other short-term investments	1,551.8	0	0	0	1,551.8	9.7

Total portfolio[2,3]	$14,912.2	$1,152.8	$(102.3)	$.3	$15,963.0	100.0%

($ in millions)	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Net Realized Gains (Losses)[1]	Fair Value	% of Total Fair Value
December 31, 2010
Fixed maturities:
U.S. government obligations	$3,203.2	$56.3	$(16.9)	$0	$3,242.6	20.9%
State and local government obligations	1,955.5	43.0	(9.4)	0	1,989.1	12.8
Corporate debt securities	2,579.0	78.1	(13.3)	2.3	2,646.1	17.0
Residential mortgage-backed securities	567.1	17.8	(21.3)	0	563.6	3.6
Commercial mortgage-backed securities	1,772.1	66.9	(6.9)	0	1,832.1	11.8
Other asset-backed securities	1,063.9	12.4	(2.2)	(.1)	1,074.0	6.9
Redeemable preferred stocks	490.0	29.6	(17.1)	0	502.5	3.3

Total fixed maturities	11,630.8	304.1	(87.1)	2.2	11,850.0	76.3
Equity securities:
Nonredeemable preferred stocks	601.3	560.2	0	(3.9)	1,157.6	7.5
Common equities	1,021.7	406.5	(3.2)	0	1,425.0	9.2
Short-term investments:
Other short-term investments	1,090.8	0	0	0	1,090.8	7.0

Total portfolio[2,3]	$14,344.6	$1,270.8	$(90.3)	$(1.7)	$15,523.4	100.0%

[1]	Represents net holding period gains (losses) on certain hybrid securities (discussed below).

[2]	Excludes $46.9 million and $46.3 million at December 31, 2011 and 2010, respectively, of net unsettled security transactions included in other assets.

[3]

The total fair value of the portfolio includes $2.0 billion and $2.2 billion at December 31, 2011 and 2010, respectively, of securities held in a consolidated, non-insurance subsidiary of the holding company, net of any unsettled security transactions.

Our other short-term investments include Eurodollar deposits, commercial paper, reverse repurchase transactions, and other investments that are expected to mature within one year. At December 31, 2011 and 2010, we had $10.0 million and $0, respectively, in treasury bills issued by the Australian government, included in other short-term investments.

Included in our fixed-maturity and equity securities are hybrid securities, which are reported at fair value at December 31:

(millions)	2011	2010
Fixed maturities:
Corporate debt securities	$234.9	$176.4
Other asset-backed securities	15.5	14.9

Total fixed maturities	250.4	191.3
Equity securities:
Nonredeemable preferred stocks	14.2	52.8

Total hybrid securities	$264.6	$244.1

Certain corporate debt securities are accounted for as hybrid securities since they were acquired at a substantial premium and contain a change-in-control put option (derivative) that permits the investor, at its sole option once the change of control is triggered, to put the security back to the issuer at a 1% premium to par. Due to this change-in-control put option and the market premium paid to acquire these securities, there is the potential that the election to put, upon the change-in-control, could result in an acceleration of the remaining premium paid on these securities, which would result in a loss of $17.4 million as of December 31, 2011, if all of the bonds experienced a simultaneous change-in-control and we elected to exercise all of our put options. We are under no obligation to exercise the put option we hold if a change-in-control occurs. The put feature limits the potential loss in value that could be experienced in the event a corporate action occurs that results in a change-in-control which materially diminishes the credit quality of the issuer.

In our asset-backed portfolio, we hold one hybrid security that was acquired at a deep discount to par due to a failing auction, and contains a put option that allows the investor to put that security back to the auction at par. If the auction is restored, this embedded derivative has the potential to more than double our initial investment yield.

The hybrid securities in our nonredeemable preferred stock portfolio are perpetual preferred stocks that have call features with fixed-rate coupons, whereby the change in value of the call features is a component of the overall change in the value of the preferred stocks.

Our securities are reported at fair value, with the changes in fair value of these securities (other than hybrid securities and derivative instruments) reported as a component of accumulated other comprehensive income, net of deferred income taxes. The changes in fair value of the hybrid securities and derivative instruments are recorded as a component of net realized gains (losses) on securities.

At December 31, 2011, bonds and certificates of deposit in the principal amount of $150.7 million were on deposit to meet state insurance regulatory and/or rating agency requirements. We did not have any securities of any one issuer, excluding U.S. government obligations, with an aggregate cost or fair value exceeding 10% of total shareholders’ equity at December 31, 2011 or 2010. At December 31, 2011, we did not have any debt securities that were non-income producing during the preceding 12 months.

Fixed Maturities The composition of fixed maturities by maturity at December 31, 2011, was:

(millions)	Cost	Fair Value
Less than one year	$1,399.0	$1,418.8
One to five years	8,582.6	8,850.9
Five to ten years	1,380.9	1,398.0
Ten years or greater	92.5	90.9

Total[1]	$11,455.0	$11,758.6

[1]	Excludes $0.7 million of gains on the open credit default swap positions.

Asset-backed securities are classified in the maturity distribution table based upon their projected cash flows. All other securities which do not have a single maturity date are reported at expected average maturity. Contractual maturities may differ from expected maturities because the issuers of the securities may have the right to call or prepay obligations.

Gross Unrealized Losses  As of December 31, 2011, we had $76.9 million of gross unrealized losses in our fixed-income securities and $25.4 million in our common equities. We currently do not intend to sell the fixed-income securities and determined that it is more likely than not that we will not be required to sell these securities for the period of time necessary to recover their cost bases. A review of our fixed-income securities indicated that the issuers were current with respect to their interest obligations and that there was no evidence of any deterioration of the current cash flow projections that would indicate we would not receive the remaining principal at maturity. In addition, 97% of our common stock portfolio was indexed to the Russell 1000, as such this portfolio may contain securities in a loss position for an extended period of time as long as there is no evidence of an issuer-specific impairment, and we may retain these securities as long as the portfolio and index correlation remain similar. The remaining 3% of our common stocks are part of a managed equity strategy, selected by an external investment advisor. If our strategy were to change and these securities were determined to be other-than-temporarily impaired, we would recognize a write-down in accordance with our stated policy.

The following tables show the composition of gross unrealized losses by major security type and by the length of time that individual securities have been in a continuous unrealized loss position:

	Total Fair Value	Gross Unrealized Losses	Less than 12 Months		12 Months or Greater
(millions)			Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
December 31, 2011
Fixed maturities:
U.S. government obligations	$0	$0	$0	$0	$0	$0
State and local government obligations	93.6	(.6)	79.5	(.5)	14.1	(.1)
Corporate debt securities	262.7	(6.5)	137.3	(4.6)	125.4	(1.9)
Residential mortgage-backed securities	308.7	(35.3)	34.4	(2.0)	274.3	(33.3)
Commercial mortgage-backed securities	203.7	(5.5)	161.4	(3.5)	42.3	(2.0)
Other asset-backed securities	284.2	(1.3)	259.7	(1.0)	24.5	(.3)
Redeemable preferred stocks	191.4	(24.0)	43.5	(1.5)	147.9	(22.5)

Total fixed maturities	1,344.3	(73.2)	715.8	(13.1)	628.5	(60.1)
Equity securities:
Nonredeemable preferred stocks	19.5	(3.7)	19.5	(3.7)	0	0
Common equities	214.6	(25.4)	196.7	(23.1)	17.9	(2.3)

Total equity securities	234.1	(29.1)	216.2	(26.8)	17.9	(2.3)

Total portfolio	$1,578.4	$(102.3)	$932.0	$(39.9)	$646.4	$(62.4)

	Total Fair Value	Gross Unrealized Losses	Less than 12 Months		12 Months or Greater
(millions)			Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
December 31, 2010
Fixed maturities:
U.S. government obligations	$495.3	$(16.9)	$495.3	$(16.9)	$0	$0
State and local government obligations	461.9	(9.4)	454.0	(8.7)	7.9	(.7)
Corporate debt securities	589.3	(13.3)	541.3	(11.6)	48.0	(1.7)
Residential mortgage-backed securities	314.1	(21.3)	74.0	(1.0)	240.1	(20.3)
Commercial mortgage-backed securities	332.0	(6.9)	269.7	(3.1)	62.3	(3.8)
Other asset-backed securities	214.8	(2.2)	209.8	(1.1)	5.0	(1.1)
Redeemable preferred stocks	216.7	(17.1)	0	0	216.7	(17.1)

Total fixed maturities	2,624.1	(87.1)	2,044.1	(42.4)	580.0	(44.7)
Equity securities:
Nonredeemable preferred stocks	0	0	0	0	0	0
Common equities	60.5	(3.2)	57.3	(3.1)	3.2	(.1)

Total equity securities	60.5	(3.2)	57.3	(3.1)	3.2	(.1)

Total portfolio	$2,684.6	$(90.3)	$2,101.4	$(45.5)	$583.2	$(44.8)

Other-Than-Temporary Impairment (OTTI)  The following table shows the total non-credit portion of the OTTI recorded in accumulated other comprehensive income, reflecting the original non-credit loss at the time the credit impairment was determined:

	December 31,
(millions)	2011	2010
Fixed maturities:
Residential mortgage-backed securities	$(44.8)	$(44.3)
Commercial mortgage-backed securities	(1.0)	(1.0)

Total fixed maturities	$(45.8)	$(45.3)

The following tables provide rollforwards of the amounts related to credit losses recognized in earnings for the periods ended December 31, 2011 and 2010, for which a portion of the OTTI losses were also recognized in accumulated other comprehensive income at the time the credit impairments were determined and recognized:

(millions)	Residential Mortgage- Backed	Commercial Mortgage- Backed	Corporate Debt	Total
Beginning balance at January 1, 2011	$32.3	$1.0	$6.5	$39.8
Credit losses for which an OTTI was previously recognized	1.4	0	0	1.4
Credit losses for which an OTTI was not previously recognized	1.1	.4	0	1.5
Change in recoveries of future cash flows expected to be collected[1,2]	.8	.3	(6.5)	(5.4)
Reductions for previously recognized credit impairments written down to fair value[3]	(1.1)	(.4)	0	(1.5)

Ending balance at December 31, 2011	$34.5	$1.3	$0	$35.8

(millions)	Residential Mortgage- Backed	Commercial Mortgage- Backed	Corporate Debt	Total
Beginning balance at January 1, 2010	$41.1	$.9	$6.5	$48.5
Credit losses for which an OTTI was previously recognized	3.0	.3	0	3.3
Credit losses for which an OTTI was not previously recognized	2.4	1.0	0	3.4
Change in recoveries of future cash flows expected to be collected[1]	(5.3)	(.4)	0	(5.7)
Reductions for previously recognized credit impairments written down to fair value[3]	(8.9)	(.8)	0	(9.7)

Ending balance at December 31, 2010	$32.3	$1.0	$6.5	$39.8

[1]	Reflects expected recovery of prior period impairments that will be accreted into income over the remaining life of the security.

[2]	Includes $2.0 million received on a residential mortgage-backed security in excess of the cash flows expected to be collected at the time of the write-down.

[3]	Reflects reductions of prior credit impairments where the current credit impairment requires writing securities down to fair value (i.e., no remaining non-credit loss).

Since we determined that it is more likely than not that we will not be required to sell the securities prior to the recovery of their respective cost bases (which could be maturity), in order to measure the amount of credit losses on the securities that were determined to be other-than-temporarily impaired, we considered a number of factors and inputs related to the individual securities. The methodology and significant inputs used to measure the amount of credit losses in our portfolio included: current performance indicators on the underlying assets (e.g., delinquency rates, foreclosure rates, and default rates), credit support (via current levels of subordination), and historical credit ratings. Updated cash flow expectations were also generated by our portfolio managers based upon these performance indicators. In order to determine the amount of credit loss, if any, the net present value of the cash flows expected (i.e., expected recovery value) was calculated using the current book yield for each security, and was compared to its current amortized value. In the event that the net present value was below the amortized value, a credit loss was deemed to exist, and the security was written down.

Net Realized Gains (Losses) The components of net realized gains (losses) for the years ended December 31, were:

(millions)	2011	2010	2009
Gross realized gains on security sales
Fixed maturities:
U.S. government obligations	$59.1	$39.8	$103.1
State and local government obligations	3.5	10.0	35.2
Corporate and other debt securities	23.0	30.9	20.5
Residential mortgage-backed securities	2.0	0	0
Commercial mortgage-backed securities	.3	1.0	.8
Other asset-backed securities	2.1	.8	0
Redeemable preferred stocks	4.6	8.5	0

Total fixed maturities	94.6	91.0	159.6
Equity securities:
Nonredeemable preferred stocks	148.9	83.6	32.6
Common equities	11.9	13.8	148.5

Subtotal gross realized gains on security sales	255.4	188.4	340.7

Gross realized losses on security sales
Fixed maturities:
U.S. government obligations	(9.3)	(12.9)	(2.1)
State and local government obligations	0	0	(7.6)
Corporate and other debt securities	(3.5)	(.5)	(.5)
Residential mortgage-backed securities	0	0	(3.2)
Commercial mortgage-backed securities	0	0	(9.9)
Other asset-backed securities	0	0	(.7)
Redeemable preferred stocks	(2.2)	(5.2)	0

Total fixed maturities	(15.0)	(18.6)	(24.0)
Equity securities:
Nonredeemable preferred stocks	0	0	(57.3)
Common equities	(36.5)	(7.2)	(40.0)

Subtotal gross realized losses on security sales	(51.5)	(25.8)	(121.3)

Net realized gains (losses) on security sales
Fixed maturities:
U.S. government obligations	49.8	26.9	101.0
State and local government obligations	3.5	10.0	27.6
Corporate and other debt securities	19.5	30.4	20.0
Residential mortgage-backed securities	2.0	0	(3.2)
Commercial mortgage-backed securities	.3	1.0	(9.1)
Other asset-backed securities	2.1	.8	(.7)
Redeemable preferred stocks	2.4	3.3	0

Total fixed maturities	79.6	72.4	135.6
Equity securities:
Nonredeemable preferred stocks	148.9	83.6	(24.7)
Common equities	(24.6)	6.6	108.5

Subtotal net realized gains (losses) on security sales	203.9	162.6	219.4

Other-than-temporary impairment losses
Fixed maturities:
Residential mortgage-backed securities	(3.3)	(11.1)	(32.0)
Commercial mortgage-backed securities	(.6)	(1.9)	(.9)
Redeemable preferred stocks	0	0	(6.1)

Total fixed maturities	(3.9)	(13.0)	(39.0)
Equity securities:
Nonredeemable preferred stocks	0	0	(158.8)
Common equities	(.2)	(.5)	(10.3)

Subtotal other-than-temporary impairment losses	(4.1)	(13.5)	(208.1)

Net holding period gains (losses)
Hybrid securities	1.7	5.5	14.5
Derivative instruments	(98.9)	(58.5)	1.3

Subtotal net holding period gains (losses)	(97.2)	(53.0)	15.8

Total net realized gains (losses) on securities	$102.6	$96.1	$27.1

Gross realized gains and losses were the result of sales transactions in our fixed-income portfolio, affected by movements in credit spreads and interest rates, rebalancing of our equity-indexed portfolio, tax management, and holding period valuation changes on hybrids and derivatives. Also included are write-downs for securities determined to be other-than-temporarily impaired in our fixed-maturity and/or equity portfolios.

Net Investment Income  The components of net investment income for the years ended December 31, were:

(millions)	2011	2010	2009
Fixed maturities:
U.S. government obligations	$58.0	$80.8	$79.6
State and local government obligations	60.0	65.4	91.9
Corporate debt securities	106.7	84.3	48.2
Residential mortgage-backed securities	18.6	21.7	33.4
Commercial mortgage-backed securities	83.4	99.1	90.7
Other asset-backed securities	24.5	21.8	9.7
Redeemable preferred stocks	33.0	45.5	47.5
Other debt obligations	0	0	.3

Total fixed maturities	384.2	418.6	401.3
Equity securities:
Nonredeemable preferred stocks	57.7	70.6	89.7
Common equities	35.7	27.3	13.3
Short-term investments:
Other short-term investments	2.4	3.6	2.7

Investment income	480.0	520.1	507.0
Investment expenses	(13.5)	(11.9)	(11.1)

Net investment income	$466.5	$508.2	$495.9

Trading Securities  At December 31, 2011 and 2010, we did not hold any trading securities and we did not have any net realized gains (losses) on trading securities for the years ended December 31, 2011, 2010, and 2009.

Derivative Instruments  We have invested in the following derivative exposures at various times: interest rate swaps, asset-backed credit default swaps, U.S. corporate debt credit default swaps, cash flow hedges, and equity options.

For all derivative positions discussed below, realized holding period gains and losses are netted with any upfront cash that may be exchanged under the contract to determine if the net position should be classified either as an asset or liability. To be reported as an asset and a component of the available-for-sale portfolio, the inception-to-date realized gain on the derivative position at period end would have to exceed any upfront cash received (net derivative asset). On the other hand, a net derivative liability would include any inception-to-date realized loss plus the amount of upfront cash received (or netted, if upfront cash was paid) and would be reported as a component of other liabilities. These net derivative assets/liabilities are not separately disclosed on the balance sheet due to their immaterial effect on our financial condition, cash flows, and results of operations.

The following table shows the status of our derivative instruments at December 31, 2011 and 2010, and for the years ended December 31, 2011, 2010, and 2009; amounts are on a pretax basis:

(millions)					Balance Sheet			Income Statement
	Notional Value[1]					Assets (Liabilities) Fair Value		Net Realized Gains (Losses) on Securities
	December 31,					December 31,		Years ended December 31,
Derivatives designated as:	2011	2010	2009	Purpose	Classification	2011	2010	2011	2010	2009
Hedging instruments
Closed:
Foreign currency cash flow hedge	$0	$0	$8	Forecasted transaction	Accumulated other comprehensive income	$0	$0	$0	$0	$0

Ineffective cash flow hedge	15	223	0	Manage interest rate risk	NA	0	0	.3	5.8	0

Non-hedging instruments
Assets:
Interest rate swaps	0	0	713	Manage portfolio duration	Investments - fixed maturities	0	0	0	0	.1

Corporate credit default swaps	25	35	0	Manage credit risk	Investments - fixed maturities	.7	1.3	(.2)	2.5	0

Liabilities:
Interest rate swaps	1,263	713	0	Manage portfolio duration	Other liabilities	(76.1)	(41.7)	(74.0)	(66.6)	0

Corporate credit default swaps	0	0	25	Manage credit risk	Other liabilities	0	0	0	0	(.6)

Closed:
Interest rate swaps	350	0	4,186	Manage portfolio duration	NA	0	0	(25.5)	0	10.4

Corporate credit default swaps	10	25	7	Manage credit risk	NA	0	0	.5	(.2)	(.4)

Equity options[2] (177,190 contracts)	NA	NA	NA	Manage price risk	NA	0	0	0	0	(9.1)

Foreign currency trade	0	0	8	Manage currency risk	NA	0	0	0	0	.9

Total	NA	NA	NA			$(75.4)	$(40.4)	$(98.9)	$(58.5)	$1.3

[1]The	amounts represent the value held at year-end for open positions and the maximum amount held during the year for closed positions.

[2]Each	contract is equivalent to 100 shares of common stock of the issuer; we had no option activity in 2011 or 2010.

NA = Not Applicable

CASH FLOW HEDGES

During the year ended December 31, 2011, we repurchased $15.0 million principal amount of our 6.70% Junior Subordinated Debentures due 2067 (the “6.70% Debentures”) at or near par in the open market (see Note 4 – Debt for further discussion). We reclassified $0.3 million (pretax) from accumulated other comprehensive income on the balance sheet to net realized gains (losses) on securities on the comprehensive income statement, reflecting the portion of the unrealized gain on forecasted transactions that was related to the repurchased 6.70% Debentures.

During 2010, we finalized our tender offer for, and repurchased $222.9 million principal amount of, the 6.70% Debentures. We reclassified $5.8 million (pretax) from accumulated other comprehensive income on the balance sheet to net realized gains (losses) on securities on the comprehensive income statement, reflecting the portion of the unrealized gain on forecasted transactions that was related to the 6.70% Debentures that were repurchased pursuant to the tender offer.

In anticipation of issuing the 6.70% Debentures in 2007, we entered into a forecasted debt issuance hedge (cash flow hedge) against a possible rise in interest rates. Upon issuance of the 6.70% Debentures, the hedge was closed, and we recognized a pretax gain of $34.4 million, which was recorded as part of accumulated other comprehensive income. The $34.4 million gain, less the $0.3 million and $5.8 million reclassifications mentioned above, was deferred and is being recognized as a decrease to interest expense over the 10-year fixed interest rate term of the 6.70% Debentures.

During 2011, we issued $500 million of 3.75% Senior Notes due 2021 (the “3.75% Senior Notes”) and entered into a forecasted debt issuance hedge (cash flow hedge) against a possible rise in interest rates (see Note 4 – Debt for further discussion). Upon issuance of the 3.75% Senior Notes in August 2011, the hedge was closed and we recognized, as part of accumulated other comprehensive income, a pretax unrealized loss of $5.1 million. The $5.1 million loss was deferred and is being recognized as an increase to interest expense over the life of the 3.75% Senior Notes.

During 2011, 2010, and 2009, we recognized $2.6 million, $2.7 million, and $2.8 million, respectively, as net decreases to interest expense on our closed debt issuance cash flow hedges.

In 2009, we realized a foreign currency trade gain of $0.9 million, reflecting the previously deferred gain on our foreign currency cash flow hedge, which was opened during 2008 and closed in 2009.

INTEREST RATE SWAPS

At December 31, 2011, 2010, and 2009, we invested in interest rate swap positions primarily to manage the fixed-income portfolio duration. During the year ended December 31, 2011, we held a 9-year interest rate swap position (opened in 2009) and two 5-year interest rate swap positions (opened in 2011); in each case, we are paying a fixed rate and receiving a variable rate, effectively shortening the duration of our fixed-income portfolio. We closed a portion of the 9-year position during 2011. The combined open positions have generated an aggregate realized loss, as interest rates have fallen since the inception of these positions. As of December 31, 2011, 2010, and 2009, we delivered $81.7 million, $52.2 million, and $0, respectively, in cash collateral to the applicable counterparty on these positions.

CORPORATE CREDIT DEFAULT SWAPS

Financial Services Sector – At December 31, 2011, 2010, and 2009, we held a position, which was opened during 2008, on one corporate issuer within the financial services sector where we bought credit default protection in the form of a credit default swap for a 5-year time horizon. We hold this protection to reduce some of our exposure to additional valuation declines on a preferred stock position of the same issuer. As of December 31, 2011 and 2010, we received $0.7 million and $0.5 million, respectively, in cash collateral from the counterparty on this corporate credit default swap position. As of December 31, 2009, we delivered $0.6 million in cash collateral to the counterparty on this corporate credit default swap position.

Automotive Sector – During 2011, we closed a position that was opened during 2010 where we sold credit protection in the form of a corporate credit default swap on one issuer in the automotive sector for a 5-year time horizon. We acquired an equal par value amount of U.S. Treasury Notes with a similar maturity to cover the credit default swap’s notional exposure. As of December 31, 2010, we received $1.1 million in cash collateral from the counterparty on this position.

Technology Sector – During 2010, we opened and closed two positions on one corporate issuer within the technology sector for which we bought credit default protection in the form of credit default swaps for 2-year and 4-year time horizons. We paid $0.2 million in upfront cash when we entered into the 4-year exposure position. We held this protection to reduce our exposure to additional valuation declines on a corporate position of the same issuer due to potential future credit impairment. We also opened and closed a position during 2009, for which we bought credit default protection in the form of credit default swaps for a 2-year time horizon on one corporate issuer within the technology sector. We paid $0.6 million in upfront cash when we entered this position.

EQUITY OPTIONS

We held no equity option positions during the years ended December 31, 2011 or 2010. During the year ended December 31, 2009, we opened and closed positions pursuant to which we simultaneously sold and purchased a substantially equivalent amount of call and put options, respectively, on Citigroup common stock, which related to our preferred stock holding. The purpose of this transaction was to effect a forward sale of a portion of the common stock we expected to receive from Citigroup resulting from the conversion of our preferred stock holding into common stock pursuant to Citigroup’s exchange that occurred during 2009. This was achieved through matching the strike price and term of the option contracts and was meant to offset the downside price risk of the common stock during the time period pending the exchange. All of the common stock we received from the preferred stock conversion was sold by the end of 2009.